Main Regulations - Additional Information (Detail) $ in Millions, $ in Millions																	12 Months Ended
	Jan. 27, 2025	Sep. 02, 2024	Dec. 13, 2023	Aug. 26, 2023	Jul. 24, 2023	Jul. 21, 2023 ARS ($)	Mar. 28, 2023	Feb. 22, 2023	Dec. 01, 2022 ARS ($)	Aug. 16, 2022 ARS ($)	Nov. 11, 2021	Jul. 27, 2021	Oct. 05, 2020	Aug. 26, 2020	Jul. 31, 2020	Mar. 04, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2024	May 19, 2020 $ / bbl
Main regulations [line items]
General tax rate																	25.32%	25.29%	25.33%
Compensations from the National Government for the Plan GasAr 2020-2024																	$ 469
Personal assets tax rate																	0.50%	0.50%	0.50%
Payment in plans instalments description											72 installments				48 to 120 installments
Percentage interest in excess of principal outstanding amount											40.00%
Percentage rate variation in the CPI																					15.00%	30.00%	55.00%
Tax rate of distribution of dividends and profits to individuals undivided estates and foreign beneficiaries																				7.00%
Percentage Repatriation Of Assets Legal Compliance														30.00%
Income tax determined for fiscal year 2021 or 2022										$ 100
Taxable income before any tax loss carryforwards for fiscal year 2021 or 2022										300
Tax prepayments calculated under the general mechanism										$ 0
Percentage of base pre-payment of tax arrived on general method										25.00%
Percentage of prepayments of tax arrived without considering the tax losses										15.00%
No certificates of Argentine deposits representing foreign shares jointly exceeding																	$ 100,000
Before January 31, 2024 [Member]
Main regulations [line items]
Minimum percentage of debt subscribed for access to the foreign market																								25.00%
Tax rate for an inclusive and solidary Argentina [member]
Main regulations [line items]
Percentage of tax rate on services acquired abroad					25.00%
Percentage of tax rate on contracting services and freight services		7.50%	17.50%		7.50%
Percentage tax rate for import of goods		7.50%	17.50%		7.50%
Tax benefits for price agreements [member]
Main regulations [line items]
Percentage of export duty after reduction				0.00%
2022 or 2023 [member]
Main regulations [line items]
Percentage of prepayments of tax arrived without considering the tax losses						15.00%
Taxable income minimum excluding tax loss carry forwards						$ 600
Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013 [member]
Main regulations [line items]
Direct investment in foreign currency																	1,000
Direct investment in foreign currency amended by law																	$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons																	20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																	0.00%
Fixed interest rate [member]
Main regulations [line items]
Borrowings, interest rate															2.00%
Wheat, corn and sorghum [member]
Main regulations [line items]
Export duty percentage																12.00%
Soybean [Member]
Main regulations [line items]
Export tax rate	26.00%												33.00%
Soybean Byproducts [Member]
Main regulations [line items]
Export tax rate	24.50%												31.00%
Grains [Member]
Main regulations [line items]
Export tax rate	9.50%
Resolution 46 Program [Member]
Main regulations [line items]
Percentage of compensation distributed in program to companies																				88.00%
Percentage of compensation distributed in program to province																				12.00%
Changes in tax rates or tax laws enacted or announced [member]
Main regulations [line items]
Minimum investment for deferral of tax adjustment for inflation									$ 30,000
Changes in tax rates or tax laws enacted or announced [member] | Imported Diesel [member]
Main regulations [line items]
General tax rate								20.00%
Changes in tax rates or tax laws enacted or announced [member] | Imported Gasoline [member]
Main regulations [line items]
General tax rate								17.00%
Bottom of range [member]
Main regulations [line items]
General tax rate																				25.00%
Floating rate for hydrocarbon export duties																									0.00%
Brent crude price | $ / bbl																									45
Top of range [member]
Main regulations [line items]
General tax rate																				35.00%
Floating rate for hydrocarbon export duties																									8.00%
Brent crude price | $ / bbl																									60
Top of range [member] | Agricultural products [member]
Main regulations [line items]
Export tax rate																33.00%
Metrogas [member]
Main regulations [line items]
Public distribution service term																	35 years
License renewal term																	10 years
Additional license renewal term																	20 years
Distribution license																	35 or 45-year period
Hydrocarbon Distribution [member]
Main regulations [line items]
Consent expression term																	10 years
Permit of conventional exploration term																	3 years
Permit of extension of conventional exploration term																	5 years
Permit of unconventional exploration term																	4 years
Permit of extension of unconventional exploration term																	5 years
Permit of continental shelf and territorial waters exploration term																	3 years
Permit of extension of continental shelf and territorial waters exploration term																	1 year
Conventional exploitation concession term																	25 years
Unconventional exploitation concession term																	35 years
Continental shelf and territorial water concession term																	30 years
Percentage reduction in the concession fee																	5.00%
Transportation concession term																	35 years
Term of extension of transportation concession																	10 years
New exploitation concession term																	10 years
Percentage of royalty at bidder discretion																	15.00%
Percentage of maximum authorized capacity from third parties																	5.00%
Program of shipments or deliveries term																	1 year
Hydrocarbon Distribution [member] | Bottom of range [member]
Main regulations [line items]
Direct investment in foreign currency																	$ 200,000,000
Percentage of advance fee																	12.00%
Hydrocarbon Distribution [member] | Top of range [member]
Main regulations [line items]
Direct investment in foreign currency																	$ 900,000,000
Percentage of advance fee																	18.00%
LNG [Member]
Main regulations [line items]
Export permit term												20 years
Liquid Hydrocarbon Exports [member]
Main regulations [line items]
Minimum period for which the export volume shall be authorized							1 year
Export Duty Rate [member]
Main regulations [line items]
Export duty percentage																					4.50%
free LNG export authorization [Member]
Main regulations [line items]
Export permit term																	30 years